Utility Plant In Service - ARO (Reconciliation of Asset Retirement Obligation Liability) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Asset Retirement Obligation, Roll Forward Analysis [Roll Forward]
Balance as of January 1	$ 59.0	$ 59.1
Liabilities incurred	0.0	0.6
Liabilities settled	(3.2)	(2.5)
Revisions in estimated cash flows	21.6	(1.3)
Accretion expense	3.2	3.1
Balance as of December 31	80.6	59.0
Indianapolis Power And Light Company [Member]
Asset Retirement Obligation, Roll Forward Analysis [Roll Forward]
Balance as of January 1	59.0	59.1
Liabilities incurred	0.0	0.6
Liabilities settled	(3.2)	(2.5)
Revisions in estimated cash flows	21.6	(1.3)
Accretion expense	3.2	3.1
Balance as of December 31	$ 80.6	$ 59.0